Leases - Company's Right-of-Use Asset (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Presentation of leases for lessee [abstract]
Balance at beginning of the period	$ 1,472	$ 1,278
Additions	1,083	533
Additions from business combinations	13	0
Disposals	(296)	(44)
Depreciation	(660)	(662)	$ (596)
Hyperinflationary economies effect	13	14
Indexation effect	476	383
Effects of changes in foreign exchange rates	(32)	(30)
Balance at end of the period	$ 2,069	$ 1,472	$ 1,278